Condensed Financial Information of the Parent Company (Details 5) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Information [Line Items]
Total	₪ 2,290	₪ 2,658
Debentures, total	8,786	₪ 10,128
Loans from banks and others [Member]
Condensed Financial Information [Line Items]
Year 1 - current maturities	32
Year 2	1,470
Year 3	156
Year 4	473
Year 5	159
Year 6 and thereafter
Loans from banks and others, total	2,258
Total	2,290
Debentures [Member]
Condensed Financial Information [Line Items]
Year 1 - current maturities	1,265
Year 2	1,489
Year 3	1,158
Year 4	975
Year 5	711
Year 6 and thereafter	4,453
Debentures, total	8,786
Total	₪ 10,051